                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2003

Date of reporting period: April 30, 2003

ITEM 1. Report to Stockholders.
Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003

Dear Shareholder:
This annual report to shareholders of Morgan Stanley Limited Duration Fund covers the 12-month period ended April 30, 2003. The period included a continuation of the persistent concerns that have resulted in investment-grade securities yields falling to 45-year lows. These included concerns about corporate accounting and governance, the conflict in the Mideast, potential terrorist events and SARS.

By the beginning of the period, the cumulative effects of corporate-governance and accounting scandals had shaken investor confidence, with adverse effects on the economy and the non-government security markets. The deterioration in confidence was especially pronounced following the first announcement in late June of accounting fraud at WorldCom. The resulting flight to quality and subsequent additional easing of monetary policy created a fresh impetus toward lower Treasury yields.

Thereafter, there were several periods in which market participants began to believe that the economy was improving and security yields rose. Each of these was followed by renewed concerns about the geopolitical situation and, toward the end of the period, about SARS. Interest rates fell relatively sharply during the first half of the review period, then posted more-moderate changes during the latter half. For example, during the first half the two-year Treasury yield fell from 3.22 percent to 1.67 percent. During the latter half it fell an additional 18 basis points to 1.49 percent.

In our view, these low yields were inconsistent with an eventual return to normal economic activity. Our analysis suggests that, by the end of the period, Treasury yields were consistent with slow economic growth for about the next five years and below full employment growth for some ten years. We viewed the market's implied outlook as being excessively pessimistic. Accordingly, we reduced the Fund's interest-rate sensitivity to lessen the effect if interest rates rose. Although this decision hampered the Fund's performance somewhat, it left the Fund with some insulation from potentially rising rates during the period ahead.

Performance
For the 12-month period ended April 30, 2003, the Fund produced a total return of 3.93 percent versus 10.45 percent for the Lehman Brothers U.S. Credit Index (1-5 Year) and 4.79 percent for the Lipper Short Investment Grade Bond Funds Index. THE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund's performance relative to its benchmark was handicapped by its relatively limited duration. Throughout the period, the Fund maintained a duration that was well below that of the Lehman Index, because of the manager's view that interest rates reflected an overly pessimistic outlook for the economy. The Fund's effective duration averaged approximately one year throughout the review period and stood at 0.88 years on April 30, 2003, compared to 2.75 years for the Lehman Index.

Morgan Stanley Limited Duration Fund
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

In addition, a relatively large portion of the Fund was invested in higher-coupon mortgage-backed securities. This sector lagged others during the period because of concerns that falling interest rates would result in a sustained period of high mortgage prepayment speeds.

We appreciate your ongoing support of Morgan Stanley Limited Duration Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name and reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Limited Duration Fund
FUND PERFORMANCE / / APRIL 30, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

             FUND     LEHMAN(3)(5)  LIPPER(4)(5)
Jan-1994     $10,000       $10,000       $10,000
Jan-1994     $10,034       $10,000       $10,000
Apr-1994      $9,799        $9,727        $9,830
Jul-1994      $9,914        $9,899        $9,906
Oct-1994      $9,977        $9,899        $9,961
Jan-1995      $9,947       $10,027       $10,021
Apr-1995     $10,266       $10,413       $10,283
Jul-1995     $10,571       $10,779       $10,570
Oct-1995     $10,806       $11,050       $10,792
Jan-1996     $11,081       $11,406       $11,057
Apr-1996     $11,018       $11,269       $10,976
Jul-1996     $11,151       $11,428       $11,122
Oct-1996     $11,401       $11,776       $11,389
Jan-1997     $11,554       $11,926       $11,548
Apr-1997     $11,666       $12,027       $11,667
Jul-1997     $11,959       $12,442       $11,962
Oct-1997     $12,140       $12,622       $12,139
Jan-1998     $12,337       $12,881       $12,348
Apr-1998     $12,484       $13,010       $12,473
Jul-1998     $12,696       $13,219       $12,652
Oct-1998     $12,998       $13,581       $12,855
Jan-1999     $13,127       $13,791       $13,010
Apr-1999     $13,233       $13,864       $13,115
Jul-1999     $13,253       $13,797       $13,137
Oct-1999     $13,349       $13,999       $13,279
Jan-2000     $13,431       $14,000       $13,357
Apr-2000     $13,545       $14,155       $13,516
Jul-2000     $13,899       $14,529       $13,799
Oct-2000     $14,138       $14,851       $14,059
Jan-2001     $14,604       $15,495       $14,541
Apr-2001     $14,740       $15,808       $14,783
Jul-2001     $15,079       $16,294       $15,120
Oct-2001     $15,565       $16,841       $15,479
Jan-2002     $15,583       $16,775       $15,432
Apr-2002     $15,698       $16,913       $15,530
Jul-2002     $15,946       $17,314       $15,681
Oct-2002     $16,099       $17,726       $15,892
Jan-2003     $16,201       $18,241       $16,082
Apr-2003  $16,315(2)       $18,681       $16,274

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                  AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------
   PERIOD ENDED 4/30/2003
   ----------------------
   1 Year                                               3.93%(1)
   5 Years                                              5.50%(1)
   Since Inception (1/10/94)                            5.40%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE IS NO SALES CHARGE.
(2)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON APRIL 30, 2003.
(3) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(4) THE LIPPER SHORT INVESTMENT GRADE BOND FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(5)  PERIOD BEGINS 1/31/1994.

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

             Corporate Bonds (14.0%)
             AEROSPACE & DEFENSE (0.3%)
 $   475     Lockheed Martin Corp..............................     7.25 %           05/15/06        $    537,806
     270     McDonnell Douglas Corp............................      6.875           11/01/06             294,432
     165     Raytheon Co.......................................      8.20            03/01/06             189,441
     180     Raytheon Co.......................................      6.75            08/15/07             200,231
                                                                                                     ------------
                                                                                                        1,221,910
                                                                                                     ------------
             AIRLINES (0.1%)
     230     Southwest Airlines Co.............................      5.496           11/01/06             246,654
                                                                                                     ------------
             AUTO PARTS: O.E.M. (0.2%)
     640     Delphi Automotive Systems Corp....................      6.125           05/01/04             656,874
     385     Johnson Controls, Inc.............................      5.00            11/15/06             409,238
                                                                                                     ------------
                                                                                                        1,066,112
                                                                                                     ------------
             BROADCASTING (0.4%)
   1,850     Clear Channel Communications, Inc.................      7.25            09/15/03           1,882,758
                                                                                                     ------------
             BUILDING PRODUCTS (0.1%)
     275     Masco Corp........................................      4.625           08/15/07             282,893
                                                                                                     ------------
             CABLE/SATELLITE TV (0.3%)
     705     Comcast Corp......................................      5.85            01/15/10             750,176
     350     Cox Communications Inc............................      7.75            08/15/06             398,335
     300     TCI Communications, Inc...........................      8.00            08/01/05             327,018
                                                                                                     ------------
                                                                                                        1,475,529
                                                                                                     ------------
             DEPARTMENT STORES (0.3%)
     840     Federated Department Stores, Inc..................      6.625           09/01/08             933,699
     130     May Department Stores Co..........................      6.875           11/01/05             142,683
                                                                                                     ------------
                                                                                                        1,076,382
                                                                                                     ------------
             DISCOUNT STORES (0.1%)
     310     Target Corp.......................................      7.50            02/15/05             340,354
                                                                                                     ------------
             DRUGSTORE CHAINS (0.2%)
     725     CVS Corp..........................................      5.625           03/15/06             789,099
     135     CVS Corp..........................................      3.875           11/01/07             137,254
                                                                                                     ------------
                                                                                                          926,353
                                                                                                     ------------
             ELECTRIC UTILITIES (0.2%)
     815     Appalachian Power Corp............................      3.60            05/15/08             814,658
     190     Duke Energy Corp..................................      4.50            04/01/10             194,377
                                                                                                     ------------
                                                                                                        1,009,035
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

             ELECTRICAL PRODUCTS (0.1%)
 $   270     Cooper Industries Inc.............................      5.25%           07/01/07        $    289,518
                                                                                                     ------------
             ENVIRONMENTAL SERVICES (0.1%)
     510     WMX Technologies, Inc.............................      7.00            10/15/06             566,494
                                                                                                     ------------
             FINANCE/RENTAL/LEASING (1.0%)
     740     American General Finance Corp.....................      5.875           07/14/06             806,031
   1,500     Ford Motor Credit Co..............................      6.875           02/01/06           1,551,755
   1,250     Ford Motor Credit Co..............................      6.50            01/25/07           1,277,741
     210     Hertz Corp........................................      7.00            07/01/04             215,192
     160     Household Finance Corp............................      6.75            05/15/11             180,283
     215     Household Finance Corp............................      6.375           10/15/11             235,479
     220     Prime Property Funding II - 144A*.................      7.00            08/15/04             233,163
                                                                                                     ------------
                                                                                                        4,499,644
                                                                                                     ------------
             FINANCIAL CONGLOMERATES (1.1%)
     715     Boeing Capital Corp...............................      5.75            02/15/07             758,112
   1,810     General Electric Capital Corp.....................      5.375           03/15/07           1,969,012
     640     General Motors Acceptance Corp....................      7.50            07/15/05             684,898
   1,170     General Motors Acceptance Corp....................      6.125           08/28/07           1,214,946
     365     John Hancock Financial Services, Inc..............      5.625           12/01/08             391,938
                                                                                                     ------------
                                                                                                        5,018,906
                                                                                                     ------------
             FOOD RETAIL (0.5%)
     735     Kroger Co.........................................      7.375           03/01/05             794,465
     550     Kroger Co.........................................      7.625           09/15/06             622,657
     625     Safeway Inc.......................................      6.15            03/01/06             677,983
                                                                                                     ------------
                                                                                                        2,095,105
                                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED (0.1%)
     365     Kraft Foods Inc...................................      5.25            06/01/07             384,220
                                                                                                     ------------
             FOOD: MEAT/FISH/DAIRY (0.2%)
     630     Conagra Foods, Inc................................      6.00            09/15/06             688,954
                                                                                                     ------------
             FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
     935     Quebec Province (Canada)..........................      5.50            04/11/06           1,017,968
     945     United Mexican States (Mexico)....................      8.625           03/12/08           1,130,220
                                                                                                     ------------
                                                                                                        2,148,188
                                                                                                     ------------
             FOREST PRODUCTS (0.4%)
   1,660     Weyerhaeuser Co...................................      5.50            03/15/05           1,743,986
                                                                                                     ------------
             GAS DISTRIBUTORS (0.4%)
   1,315     Consolidated Natural Gas Co.......................      5.375           11/01/06           1,416,948

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

 $   309     Ras Laffan Liquefied Natural Gas Co. Ltd. - 144A*
              (Qatar)..........................................     7.628%           09/15/06        $    326,016
                                                                                                     ------------
                                                                                                        1,742,964
                                                                                                     ------------
             HOME BUILDING (0.1%)
     240     Centex Corp.......................................      9.75            06/15/05             272,075
                                                                                                     ------------
             HOME FURNISHINGS (0.1%)
     195     Mohawk Industries, Inc. (Series C)................      6.50            04/15/07             215,525
                                                                                                     ------------
             HOME IMPROVEMENT CHAINS (0.1%)
     565     Lowe's Companies Inc..............................      7.50            12/15/05             640,887
                                                                                                     ------------
             HOTELS/RESORTS/CRUISELINES (0.3%)
     465     Hyatt Equities LLC - 144A*........................      6.875           06/15/07             469,993
     485     Marriott International Inc. (Ser D)...............      8.125           04/01/05             530,613
     295     Starwood Hotels Resorts...........................      7.375           05/01/07             308,275
                                                                                                     ------------
                                                                                                        1,308,881
                                                                                                     ------------
             INDUSTRIAL CONGLOMERATES (0.4%)
   1,480     Honeywell International, Inc......................      5.125           11/01/06           1,599,930
                                                                                                     ------------
             INSURANCE BROKERS/SERVICES (0.2%)
   1,015     Marsh & McLennan Companies Inc....................      5.375           03/15/07           1,094,569
                                                                                                     ------------
             INTEGRATED OIL (0.3%)
     250     Conoco Funding Co. (Canada).......................      5.45            10/15/06             272,776
     585     Conoco Inc........................................      5.90            04/15/04             607,999
     360     ConocoPhillips....................................      8.50            05/25/05             406,548
                                                                                                     ------------
                                                                                                        1,287,323
                                                                                                     ------------
             INVESTMENT BANKS/BROKERS (0.7%)
   1,570     Goldman Sachs Group, Inc..........................      4.125           01/15/08           1,620,326
   1,050     Lehman Brothers Holdings, Inc.....................      8.25            06/15/07           1,247,337
                                                                                                     ------------
                                                                                                        2,867,663
                                                                                                     ------------
             INVESTMENT MANAGERS (0.3%)
   1,045     TIAA Global Markets - 144A*.......................      5.00            03/01/07           1,113,229
                                                                                                     ------------
             LIFE/HEALTH INSURANCE (0.8%)
     250     Equitable Life Assurance - 144A*..................      6.95            12/01/05             278,292
     585     John Hancock Global Funding - 144A*...............      5.625           06/27/06             636,344
     460     John Hancock Global Funding II - 144A*............      7.90            07/02/10             547,455
     625     Metropolitan Life Insurance Co. - 144A*...........      6.30            11/01/03             640,138
     630     Monumental Global Funding II - 144A*..............      6.05            01/19/06             691,673
     745     Prudential Insurance Co. - 144A*..................      6.375           07/23/06             815,961
                                                                                                     ------------
                                                                                                        3,609,863
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

             MAJOR TELECOMMUNICATIONS (0.8%)
 $   455     AT&T Corp.........................................      7.00%           11/15/06        $    487,915
     450     British Telecommunications PLC (Great Britain)....      8.375           12/15/10             553,851
     415     Deutsche Telekom International Finance Corp.
              (Netherlands)....................................      8.50            06/15/10             500,220
   1,615     Verizon Communications, Inc.......................      6.36            04/15/06           1,783,850
                                                                                                     ------------
                                                                                                        3,325,836
                                                                                                     ------------
             MANAGED HEALTH CARE (0.5%)
     575     Aetna, Inc........................................      7.375           03/01/06             638,789
     610     Anthem, Inc.......................................      4.875           08/01/05             640,541
     275     UnitedHealth Group Inc............................      7.50            11/15/05             309,588
     410     Wellpoint Health Network, Inc.....................      6.375           06/15/06             452,895
                                                                                                     ------------
                                                                                                        2,041,813
                                                                                                     ------------
             MEDIA CONGLOMERATES (0.3%)
     480     AOL Time Warner Inc...............................      6.15            05/01/07             517,369
     945     News America Inc. - 144A*.........................      4.75            03/15/10             958,335
                                                                                                     ------------
                                                                                                        1,475,704
                                                                                                     ------------
             MOTOR VEHICLES (0.3%)
   1,045     DaimlerChrysler North American Holdings Co........      6.40            05/15/06           1,141,754
                                                                                                     ------------
             MULTI-LINE INSURANCE (0.7%)
     465     AIG SunAmerica Global Finance - 144A*.............      5.20            05/10/04             482,619
     500     Farmers Insurance Exchange - 144A*................      8.50            08/01/04             508,361
   1,080     Hartford Financial Service Group, Inc. (The)......      7.75            06/15/05           1,193,564
     650     Nationwide Mutual Insurance - 144A*...............      6.50            02/15/04             671,332
                                                                                                     ------------
                                                                                                        2,855,876
                                                                                                     ------------
             OIL & GAS PRODUCTION (0.2%)
     305     Kerr-McGee Corp...................................      5.875           09/15/06             329,797
     300     Pemex Project Funding Master Trust................      7.875           02/01/09             341,250
                                                                                                     ------------
                                                                                                          671,047
                                                                                                     ------------
             OIL REFINING/MARKETING (0.1%)
     400     Ashland Inc.......................................      7.83            08/15/05             429,297
                                                                                                     ------------
             OTHER CONSUMER SERVICES (0.2%)
     520     Cendant Corp......................................      6.25            01/15/08             555,407
     335     Cendant Corp......................................      6.25            03/15/10             354,837
                                                                                                     ------------
                                                                                                          910,244
                                                                                                     ------------
             PULP & PAPER (0.2%)
     650     International Paper Co. - 144A*...................      3.80            04/01/08             653,152
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

             RAILROADS (0.3%)
 $   555     Norfolk Southern Corp.............................     7.875%           02/15/04        $    581,435
     200     Union Pacific Corp................................      6.34            11/25/03             204,698
     615     Union Pacific Corp................................      5.84            05/25/04             638,936
                                                                                                     ------------
                                                                                                        1,425,069
                                                                                                     ------------
             REAL ESTATE INVESTMENT TRUSTS (0.5%)
     415     EOP Operating LP..................................      8.375           03/15/06             472,392
     160     EOP Operating LP..................................      6.763           06/15/07             177,629
   1,170     Simon Property Group LP...........................      6.375           11/15/07           1,280,661
     345     Vornado Realty Trust..............................      5.625           06/15/07             355,224
                                                                                                     ------------
                                                                                                        2,285,906
                                                                                                     ------------
             Total Corporate Bonds
              (COST $57,270,432)...................................................................    59,931,602
                                                                                                     ------------
             U.S. Government & Agencies Obligations (56.2%)
             Mortgage Pass-Through Securities (16.9%)
  15,500     Federal Home Loan Mortgage Corp...................      6.00               ***            16,187,813
     275     Federal Home Loan Mortgage Corp. PC Gold..........      6.00       05/01/03 - 09/01/03       285,517
   6,075     Federal Home Loan Mortgage Corp...................      7.50               ***             6,475,570
   7,639     Federal Home Loan Mortgage Corp. PC Gold..........      7.50       01/01/30 - 04/01/32     8,150,004
   5,100     Federal Home Loan Mortgage Corp...................      7.50       10/01/26 - 08/01/32     5,440,557
   7,000     Federal National Mortgage Corp....................      6.50               ***             7,310,625
   7,000     Federal National Mortgage Corp....................      7.00               ***             7,398,125
   9,610     Federal National Mortgage Corp....................      7.50       09/01/29 - 09/01/32    10,240,293
   4,032     Government National Mortgage Assoc................      4.50            08/20/29           4,125,818
   1,721     Government National Mortgage Assoc................      5.00            09/20/29           1,770,550
   4,155     Government National Mortgage Assoc................      5.375      06/20/22 - 05/20/23     4,256,550
   1,019     Government National Mortgage Assoc................      5.625      10/20/24 - 12/20/24     1,042,499
                                                                                                     ------------
                                                                                                       72,683,921
                                                                                                     ------------
             U.S. Government & Agency Obligations (39.3%)
   5,000     Federal National Mortgage Assoc...................      4.75            11/14/03           5,095,635
 160,000     U.S. Treasury Notes...............................   3.00 - 7.25   11/30/03 - 08/15/04   163,638,591
                                                                                                     ------------
                                                                                                      168,734,226
                                                                                                     ------------
             Total U.S. Government & Agencies Obligations
              (COST $240,095,655)..................................................................   241,418,147
                                                                                                     ------------
             Asset Backed Securities (12.1%)
             FINANCE/RENTAL/LEASING
   2,000     Bank One Issuance Trust 2002-A4...................      2.94            06/16/08           2,044,114

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

 $ 1,150     BMW Vehicle Owner Trust 2002-2A4..................      4.46%           05/25/07        $  1,213,588
   1,500     Capital Auto Receivables Asset Trust 2002-3A......      3.58            10/16/06           1,555,815
   1,200     Capital Auto Receivables Asset Trust 2002-2A......      4.50            10/15/07           1,261,232
   1,855     Chase Credit Card Master Trust 2001-4A............      5.50            11/17/08           2,024,884
   1,100     Chase Manhattan Auto Owner Trust 2002A............      4.24            09/15/08           1,155,009
   1,400     Chase Manhattan Auto Owner Trust 2002A............      4.21            01/15/09           1,472,160
       6     CIT Marine Trust 1999-A A2........................      5.80            04/15/10               6,163
   2,275     Citibank Credit Card Issuance Trust 2002A3........      4.40            05/15/07           2,395,065
   1,700     Citibank Credit Card Issuance Trust 2003-A2.......      2.70            01/15/08           1,723,604
   2,200     Citibank Credit Issuance Trust 2000-A1............      6.90            10/15/07           2,453,724
     500     Connecticut RRB Special Purpose Trust CL&P-1
              2001-1 A2........................................      5.36            03/30/07             519,552
     173     Daimler Chrysler Auto Trust 2000-C A3.............      6.82            09/06/04             174,006
   1,200     Daimler Chrysler Auto Trust 2002-A A4.............      4.49            10/06/08           1,262,808
   1,750     Daimler Chrysler Auto Trust 2002-C A4.............      3.09            01/08/08           1,792,114
   2,300     Fleet Credit Card Master Trust II 2002-C..........      2.75            04/15/08           2,340,260
     146     Ford Credit Auto Owner Trust 2002-B...............      6.74            06/15/04             147,662
     600     Ford Credit Auto Owner Trust 2002-B A3A...........      4.14            12/15/05             615,391
     375     Ford Credit Auto Owner Trust 2002-B A4............      4.75            08/15/06             396,995
   1,900     Ford Credit Auto Owner Trust 2002-C A4............      3.79            09/15/06           1,978,119
   2,000     Ford Credit Auto Owner Trust 2002-D A4A...........      3.13            11/15/06           2,053,601
   1,400     Harley-Davidson Motorcycle Trust 2002-1...........      3.09            06/15/10           1,436,298
   1,600     Harley-Davidson Motorcycle Trust 2002-1 A2........      4.50            01/15/10           1,681,332
   1,400     Harley-Davidson Motorcycle Trust 2003-1...........      2.63            11/15/10           1,417,348
      82     Honda Auto Receivables Owner Trust 2000-1.........      6.62            07/15/04              82,109
   1,300     Honda Auto Receivables Owner Trust
              2002-2 A4........................................      4.49            09/17/07           1,370,446
     650     Honda Auto Receivables Owner Trust 2002-1.........      3.50            10/17/05             659,392
   1,500     Honda Auto Receivables Owner Trust 2002-4.........      2.70            03/17/08           1,518,648
   2,000     Honda Auto Receivables Owner Trust 2003-1.........      2.48            07/18/08           2,015,135
   1,198     Household Automotive Trust 2001-3 A3..............      3.68            04/17/06           1,213,665
   1,000     MBNA Credit Card Master 2002-A6-JA................      3.90            11/15/07           1,042,970
   1,200     MBNA Master Credit Card Trust 1997-JA.............      1.43            02/15/07           1,200,992
   1,100     National City Auto Trust 2002-A...................      4.04            07/15/06           1,126,830
     151     Nissan Auto Receivables Owner Trust 2000-C........      6.72            08/16/04             152,364
     500     Nissan Auto Receivables Owner Trust 2001-C........      4.80            02/15/07             523,184
     600     Nissan Auto Receivables Owner Trust
              2002-A A3........................................      3.58            09/15/05             609,376
     900     Nissan Auto Receivables Owner Trust 2002 B........      4.60            09/17/07             949,360
     650     Nordstrom Private Label Credit Card Master
              Trust - 144A* 2001-1A A..........................      4.82            04/15/10             691,260

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

 $    23     Premier Auto Trust 1999-2 A4......................      5.59%           02/09/04        $     22,645
   2,500     Volkswagen Auto Lease Trust 2002-A................      2.36            12/20/05           2,526,450
   3,000     William Street Funding Corp. - 144A* 2003-1 A.....      1.59            04/23/06           3,000,000
                                                                                                     ------------
             Total Asset Backed Securities
              (COST $50,544,504)...................................................................    51,825,670
                                                                                                     ------------
             Collateralized Mortgage Obligations (0.1%)
             U.S. Government Agency
      79     Federal Home Loan Mortgage Corp...................      6.50            03/15/29              79,381
     182     Federal Home Loan Mortgage Corp...................      6.60            03/15/29             183,050
                                                                                                     ------------
             Total Collateralized Mortgage Obligations
              (COST $300,636)......................................................................       262,431
                                                                                                     ------------
             Short-Term Investments (24.1%)
             Commercial Paper (a) (2.6%)
             FINANCIAL CONGLOMERATES (2.3%)
  10,000     General Electric Capital Corp.....................      1.24            05/09/03           9,997,244
                                                                                                     ------------
             FOOD: MAJOR DIVERSIFIED (0.3%)
   1,300     Kraft Inc.........................................      1.60            06/05/03           1,297,978
                                                                                                     ------------
             Total Commercial Paper
              (COST $11,295,222)...................................................................    11,295,222
                                                                                                     ------------
             U.S. Government Agencies & Obligations (a) (5.9%)
  15,000     Federal Home Loan Mortgage Corp...................      1.22            05/15/03          14,992,883
  10,000     Federal National Mortgage Assoc...................      1.18            06/04/03           9,988,856
     550     U.S. Treasury Bill**..............................      1.15            09/25/03             547,417
                                                                                                     ------------
             Total U.S. Government Agencies & Obligations
              (COST $25,529,156)...................................................................    25,529,156
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 CONTINUED

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE             VALUE

-----------------------------------------------------------------------------------------------------------------

             Repurchase Agreement (15.6%)
 $66,890     Joint repurchase agreement account (dated
             04/30/03; proceeds $66,892,490) (b)
             (COST $66,890,000)................................     1.34 %           05/01/03        $ 66,890,000
                                                                                                     ------------
             Total Short-Term Investments
              (COST $103,714,378)..................................................................   103,714,378
                                                                                                     ------------

           Total Investments
            (COST $451,925,605) (c) (d)......................      106.5%      457,152,228
           Liabilities in Excess of Other Assets.............       (6.5)      (27,743,048)
                                                                   -----      ------------
           Net Assets........................................      100.0%     $429,409,180
                                                                   =====      ============

---------------------

 PC   PARTICIPATION CERTIFICATE.
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 *** SECURITY PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (C) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $136,566,780 IN CONNECTION WITH SECURITIES PURCHASE ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
 (D) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $453,682,767. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,284,967 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,815,506, RESULTING IN NET UNREALIZED APPRECIATION OF $3,469,461.

Futures Contracts Open at April 30, 2003:

                                                                               UNDERLYING       UNREALIZED
      NUMBER OF                               DESCRIPTION, DELIVERY           FACE AMOUNT      APPRECIATION/
      CONTRACTS          LONG/SHORT              MONTH, AND YEAR                AT VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------
         210                Long        U.S. Treasury Notes 2 Year, June      $ 45,340,314       $ 128,164
                                         2003
         373                Short       U.S. Treasury Notes 5 Year, June       (42,428,750)       (157,413)
                                         2003
         104                Short       U.S. Treasury Notes 10 Year, June      (11,973,000)        (68,197)
                                         2003
                                                                                                 ---------
                                        Net unrealized depreciation........................      $ (97,446)
                                                                                                 =========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2003

Assets:
Investments in securities, at value (including
 repurchase agreements of $66,890,000)
 (cost $451,925,605)..............................  $   457,152,228
Receivable for:
  Shares of beneficial interest sold..............        9,185,956
  Interest........................................        2,766,000
Prepaid expenses and other assets.................           41,772
                                                    ---------------
    Total Assets..................................      469,145,956
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................       38,189,791
  Shares of beneficial interest redeemed..........        1,002,684
  Investment management fee.......................          238,959
  Variation margin................................          141,436
  Dividends to shareholders.......................           69,009
Accrued expenses and other payables...............           94,897
                                                    ---------------
    Total Liabilities.............................       39,736,776
                                                    ---------------
    Net Assets....................................  $   429,409,180
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $   433,428,827
Net unrealized appreciation.......................        5,129,177
Dividends in excess of net investment income......       (1,194,723)
Accumulated net realized loss.....................       (7,954,101)
                                                    ---------------
    Net Assets....................................  $   429,409,180
                                                    ===============
    Net Asset Value Per Share,
        44,382,107 SHARES OUTSTANDING (UNLIMITED
       SHARES AUTHORIZED OF $.01 PAR VALUE).......  $          9.68
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED APRIL 30, 2003

Net Investment Income:
Interest Income...................................  $     8,029,592
                                                    ---------------
Expenses
Investment management fee.........................        2,054,536
Transfer agent fees and expenses..................          250,157
Shareholder reports and notices...................           84,908
Registration fees.................................           68,306
Professional fees.................................           58,165
Custodian fees....................................           19,783
Trustees' fees and expenses.......................           14,943
Other.............................................           11,871
                                                    ---------------
    Total Expenses................................        2,562,669
Less: amounts waived/reimbursed...................          (97,727)
                                                    ---------------
    Net Expenses..................................        2,464,942
                                                    ---------------
    Net Investment Income.........................        5,564,650
                                                    ---------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................        2,189,560
  Futures contracts...............................       (1,921,560)
                                                    ---------------
    Net Realized Gain.............................          268,000
                                                    ---------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................        4,184,779
  Futures contracts...............................          (32,063)
                                                    ---------------
    Net Appreciation..............................        4,152,716
                                                    ---------------
    Net Gain......................................        4,420,716
                                                    ---------------
Net Increase......................................  $     9,985,366
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          APRIL 30, 2003  APRIL 30, 2002
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  5,564,650    $  5,322,647
Net realized gain.......................        268,000       3,573,849
Net change in unrealized
 appreciation/depreciation..............      4,152,716        (918,030)
                                           ------------    ------------

    Net Increase........................      9,985,366       7,978,466

Dividends to shareholders from net
 investment income......................     (8,187,421)     (6,198,203)

Net increase from transactions in shares
 of beneficial interest.................    260,980,399      54,933,218
                                           ------------    ------------

    Net Increase........................    262,778,344      56,713,481

Net Assets:
Beginning of period.....................    166,630,836     109,917,355
                                           ------------    ------------

End of Period
 (INCLUDING DIVIDENDS IN EXCESS OF NET
 INVESTMENT INCOME OF $1,194,723 AND
 $572,326, RESPECTIVELY)................   $429,409,180    $166,630,836
                                           ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003

1. Organization and Accounting Policies
Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of short-term fixed income securities. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting practices:

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (2) futures are valued at the latest price published by the commodities exchange on which they trade;
(3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;
(4) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 CONTINUED

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.70% to the net assets of the Fund determined as of the close of each business day.

For the period May 1, 2002 through December 31, 2002, the Investment Manager waived its fee and reimbursed expenses to the extent they exceeded 0.80% of the daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended April 30, 2003 were $695,123,814, and $542,744,348, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $624,655,282 and $516,102,538, respectively.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $2,600.

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      APRIL 30, 2003              APRIL 30, 2002
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
Sold..........................   42,201,034  $ 407,738,435   35,638,246  $ 340,437,108
Shares issued in connection
 with the acquisition of
 Morgan Stanley North American
 Government Income Trust......    7,879,235     76,281,762      --            --
Reinvestment of dividends.....      631,058      6,098,602      458,331      4,385,816
                                -----------  -------------  -----------  -------------
                                 50,711,327    490,118,799   36,096,577    344,822,924
Redeemed......................  (23,709,068)  (229,138,400) (30,358,372)  (289,889,706)
                                -----------  -------------  -----------  -------------
Net increase..................   27,002,259  $ 260,980,399    5,738,205  $  54,933,218
                                ===========  =============  ===========  =============

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          APRIL 30, 2003  APRIL 30, 2002
                                          --------------  --------------
Ordinary Income.........................    $8,187,421      $6,198,203

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 CONTINUED

As of April 30, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income.....................  $  631,448
Undistributed long-term gains.....................      --
                                                    ----------
Net accumulated earnings..........................     631,448
Capital loss carryforward*........................  (7,537,611)
Post-October losses...............................    (511,221)
Temporary differences.............................     (71,724)
Net unrealized appreciation.......................   3,469,461
                                                    ----------
Total accumulated losses..........................  $(4,019,647)
                                                    ==========

* As of April 30, 2003, the Fund had a net capital loss carryforward of $7,537,611 of which $2,013,271 will expire on April 30, 2004, $151,743 will expire on April 30, 2005, $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,043,383 will expire on April 30, 2009 and $1,600,538 will expire on April 30, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley North American Government Income Trust ("North American"), the Fund obtained a net capital loss carryforward of approximately $18,769,000 from North American. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of April 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $14,716,492, dividends in excess of net investment income was credited $2,000,374 and accumulated net realized loss was credited $12,716,118.

6. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding interest rate future contracts.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 CONTINUED

7. Acquisition of Morgan Stanley North American Government Income Trust
On November 4, 2002, the Fund acquired all the net assets of the Morgan Stanley North American Government Income Trust ("North American") based on the respective valuations as of the close of business on November 1, 2002, pursuant to a plan of reorganization approved by the shareholders of North American on October 23, 2002. The acquisition was accomplished by a tax-free exchange of 7,879,235 shares of the Fund at a net asset value of $9.68 per share for 8,837,891 shares of North American. The net assets of the Fund and North American immediately before the acquisition were $273,925,042 and $76,281,762, respectively, including unrealized appreciation of $982,393 for North American. Immediately after the acquisition, the combined net assets of the Fund amounted to $350,206,804.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE YEAR ENDED APRIL 30,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 9.59       $ 9.44       $ 9.20       $ 9.49       $ 9.49
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income................       0.24         0.41         0.55         0.51         0.56
  Net realized and
   unrealized gain
   (loss)................       0.13         0.19         0.24        (0.29)       -
                              ------       ------       ------       ------       ------
Total income from
 investment operations...       0.37         0.60         0.79         0.22         0.56
                              ------       ------       ------       ------       ------
Less dividends from net
 investment income.......      (0.28)       (0.45)       (0.55)       (0.51)       (0.56)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 9.68       $ 9.59       $ 9.44       $ 9.20       $ 9.49
                              ======       ======       ======       ======       ======

Total Return+............       3.93%        6.50%        8.82%        2.36%        6.00%

Ratios to Average Net
 Assets(1):
Expenses.................       0.84%        0.80%        0.80%        0.80%        0.31%
Net investment income....       1.90%        3.94%        5.87%        5.43%        5.68%
Supplemental Data:
Net assets, end of
 period, in thousands....   $429,409     $166,631     $109,917     $118,694     $186,442
Portfolio turnover
 rate....................        217%         327%         133%          71%          58%

---------------------

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                              EXPENSE              NET INVESTMENT
PERIOD ENDED                   RATIO                INCOME RATIO
------------                 ---------            ----------------
APRIL 30, 2003                 0.87%                    1.86%
APRIL 30, 2002                 0.92%                    3.82%
APRIL 30, 2001                 0.92%                    5.75%
APRIL 30, 2000                 0.90%                    5.33%
APRIL 30, 1999                 0.88%                    5.11%

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JUNE 9, 2003

                      2003 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended April 30, 2003, 35.95% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974), Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985) and
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
2099 Pennsylvania Avenue,                                a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Suite 950                                                (G7C), an international economic
Washington, D.C.                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   214
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Limited Duration Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999) of
                                     the Morgan Stanley Funds and TCW/DW Term
                                     Trust 2003; Trustee (since December 1999)
                                     and President and Chief Executive Officer
                                     (since October 2002) of the Van Kampen
                                     Open-End Funds and President and Chief
                                     Executive Officer (since December 2002) of
                                     the Van Kampen Closed-End Funds; previously
                                     Chief Strategic Officer of the Investment
                                     Manager and Morgan Stanley Services and
                                     Executive Vice President of the Distributor
                                     (April 1997-June 1998), Chief Executive
                                     Officer (September 2002-April 2003) and
                                     Vice President (May 1997-April 1999) of the
                                     Morgan Stanley Funds and the TCW/DW Term
                                     Trusts, and Executive Vice President of
                                     Morgan Stanley.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services, Chief Executive Officer
                                     and Director of the Transfer Agent and
                                     Executive Vice President and Principal
                                     Executive Officer of the Morgan Stanley
                                     Funds and TCW/DW Term Trust 2003 (since
                                     April 2003); previously Managing Director
                                     of the TCW Group Inc.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Managing Director, Director and
                                     Secretary of the Distributor; previously,
                                     Vice President and Assistant General
                                     Counsel of the Investment Manager and
                                     Morgan Stanley Services (February
                                     1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

37880RPT-11155E03-AP-5/03


[MORGAN STANLEY LOGO]


[PHOTO]

Morgan Stanley
Limited Duration Fund



ANNUAL REPORT
APRIL 30, 2003

Item 9 - Controls and Procedures

     The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2-8 and Item 10a are not applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant are attached herto as part of EX-99.CERT.

Morgan Stanley Limited Duration Fund

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003